Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Aug. 11, 2017
Registrant Name	AMERICAN FUNDS GLOBAL BALANCED FUND
Central Index Key	0001505612
Amendment Flag	false
Document Creation Date	Aug. 11, 2017
Document Effective Date	Aug. 14, 2017
Prospectus Date	Apr. 07, 2017
AMERICAN FUNDS GLOBAL BALANCED FUND SM | Class A
Prospectus:
Trading Symbol	GBLAX
AMERICAN FUNDS GLOBAL BALANCED FUND SM | Class 529-F-1
Prospectus:
Trading Symbol	CBFFX
AMERICAN FUNDS GLOBAL BALANCED FUND SM | Class R-1
Prospectus:
Trading Symbol	RGBLX
AMERICAN FUNDS GLOBAL BALANCED FUND SM | Class R-2
Prospectus:
Trading Symbol	RGBBX
AMERICAN FUNDS GLOBAL BALANCED FUND SM | Class R-3
Prospectus:
Trading Symbol	RGBCX
AMERICAN FUNDS GLOBAL BALANCED FUND SM | Class R-4
Prospectus:
Trading Symbol	RGBEX
AMERICAN FUNDS GLOBAL BALANCED FUND SM | Class R-5
Prospectus:
Trading Symbol	RGBFX
AMERICAN FUNDS GLOBAL BALANCED FUND SM | Class R-6
Prospectus:
Trading Symbol	RGBGX
AMERICAN FUNDS GLOBAL BALANCED FUND SM | Class C
Prospectus:
Trading Symbol	GBLCX
AMERICAN FUNDS GLOBAL BALANCED FUND SM | Class F-1
Prospectus:
Trading Symbol	GBLEX
AMERICAN FUNDS GLOBAL BALANCED FUND SM | Class F-2
Prospectus:
Trading Symbol	GBLFX
AMERICAN FUNDS GLOBAL BALANCED FUND SM | Class 529-A
Prospectus:
Trading Symbol	CBFAX
AMERICAN FUNDS GLOBAL BALANCED FUND SM | Class 529-C
Prospectus:
Trading Symbol	CBFCX
AMERICAN FUNDS GLOBAL BALANCED FUND SM | Class 529-E
Prospectus:
Trading Symbol	CBFEX
AMERICAN FUNDS GLOBAL BALANCED FUND SM | Class R-2E
Prospectus:
Trading Symbol	RGGHX
AMERICAN FUNDS GLOBAL BALANCED FUND SM | Class R-5E
Prospectus:
Trading Symbol	RGBHX
AMERICAN FUNDS GLOBAL BALANCED FUND SM | Class F-3
Prospectus:
Trading Symbol	GFBLX
AMERICAN FUNDS GLOBAL BALANCED FUND SM | Class 529-T
Prospectus:
Trading Symbol	TFBGX
AMERICAN FUNDS GLOBAL BALANCED FUND SM | Class T
Prospectus:
Trading Symbol	TFGBX